Shareholders Equity (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Value at Dec. 31, 2011	$ 26,500		$ 549,000	$ (303,712)	$ 271,788
Beginning Balance, Shares at Dec. 31, 2011	21,025,000	7,000,000
Net loss				(20,100)	(20,100)
Common stock issued for services, no par value per share, Shares	1,400,000
Common stock issued for services, no par value per share, Value
Ending Balance, Value at Dec. 31, 2012	26,500		549,000	(323,812)	251,688
Ending Balance, Shares at Dec. 31, 2012	22,425,000	7,000,000
Common stock issued for cash, Shares	575,500
Common stock issued for cash, Value	57,550
Net loss				(101,610)
Common stock issued for services, no par value per share, Shares	21,885,500
Common stock issued for services, no par value per share, Value
Ending Balance, Value at Dec. 31, 2013	$ 84,050		$ 549,000	$ (425,422)	$ 207,628
Ending Balance, Shares at Dec. 31, 2013	44,886,000	7,000,000